Note 8 - Deferred Share Units (Details) - Deferred Share Units [Member] - CAD	3 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Note 12 - Deferred Share Units (Details) - Deferred Share Units [Line Items]
Additional paid in capital	CAD 7,621	CAD 8,051
Additional paid in capital, shares	2,356	4,272
Accrued liability	CAD 8,095	CAD 7,945
Accrued liability, shares	3,128	3,265